Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 8 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2020	June 30, 2020
	(Unaudited)
Performance equipment	$10,737,858	$3,919,858
Office equipment	38,477	38,477
Total	10,766,335	3,958,335
Less: Accumulated depreciation	(675,506)	-
Property, plant and equipment, net	$10,100,829	$3,958,335

Depreciation expense was $675,506 and $0 for the six months ended December 31, 2020 and 2019, respectively